Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial assets and liabilities - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial derivative contracts [Member]
Assets
Financial Assets	$ 10,123,607	$ 133,718
Financial Assets, Fair value	10,123,607	133,718
Liabilities
Financial Liabilities	10,871,241	9,018,660
Financial Liabilities, Fair value	10,871,241	9,018,660
Financial assets held for trading [Member]
Assets
Financial Assets	73,347
Financial Assets, Fair value	73,347	9,032,085
Loans and accounts receivable at amortized cost, net [Member]
Assets
Financial Assets	35,477,628	33,303,100
Financial Assets, Fair value	35,655,136	36,921,368
Loans and accounts receivable at FVOCI, net [Member]
Assets
Financial Assets	105,437	69,331
Financial Assets, Fair value	99,375	69,331
Debt instrument at FVOCI [Member]
Assets
Financial Assets	5,803,139	7,162,542
Financial Assets, Fair value	5,803,139	7,162,542
Debt instrument at amortized cost [Member]
Assets
Financial Assets	4,691,730
Financial Assets, Fair value	4,249,697
Guarantee deposits (margin accounts) [Member]
Assets
Financial Assets	1,988,410	608,359
Financial Assets, Fair value	1,988,410	608,359
Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities	36,858,576	31,471,283
Financial Liabilities, Fair value	36,421,937	32,047,227
Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities	8,579,967	8,388,495
Financial Liabilities, Fair value	8,732,109	9,590,678
Guarantees received (margin accounts) [Member]
Liabilities
Financial Liabilities	857,679	624,205
Financial Liabilities, Fair value	$ 857,679	$ 624,205